Commitments	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments

NOTE 11—COMMITMENTS

The Company and its subsidiaries have lease commitments as follows:

●	The Company is committed to a 12-month lease until December 31, 2018 for office space in New York City at the rates of $2,095 per month
●	12JP is committed to a two-year lease that expires May 31, 2018 but will automatically renew for 12 additional months at a monthly lease rate of $715.
●	12HK rents virtual office space on a yearly lease ending October 1, 2018 for an annual cost of $2,310.
●	12 Retail rents office space where it has access to conference rooms on an as needed basis for a fee.
●	EAI is committed to a three-year lease which ends on March 31, 2021 but can be extended at a cost of $4,000 per month. This is a triple net lease whereby the tenant pays all repairs, taxes and common area expenses which total about $600 per month. This lease has annual increase clauses of 3% per year.

Future minimum annual lease payments as of December 31, 2017 are $30,488 for 2018.